Goodwill and intangible assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Goodwill and intangible assets

Goodwill

The tables below provide a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	(a)	Investment Services	(b)	Other	(a)(b)	Consolidated
Balance at Dec. 31, 2014	$9,328		$8,471		$70		$17,869
Acquisition (dispositions)	10		—		(22)		(12)
Foreign currency translation	(128)		(105)		(3)		(236)
Other (c)	(3)		—		—		(3)
Balance at Dec. 31, 2015	$9,207		$8,366		$45		$17,618
Acquisitions (dispositions)	29		(2)		—		27
Foreign currency translation	(238)		(91)		—		(329)
Other (c)	2		(4)		2		—
Balance at Dec. 31, 2016	$9,000		$8,269		$47		$17,316

(a)	Includes the reclassification of goodwill associated with Meriten from Investment Management to the Other segment in 2015.

(b)	Includes the reclassification of goodwill associated with credit-related activities from the Other segment to Investment Services in 2016.

(c)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Total goodwill decreased in 2016 compared with 2015 primarily reflecting the impact of foreign exchange translation on non-U.S. dollar denominated goodwill.

Intangible assets

The tables below provide a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Management	(a)	Investment Services	Other	(a)	Consolidated
Balance at Dec. 31, 2014	$1,911		$1,355	$861		$4,127
Acquisitions (dispositions)	9		—	(9)		—
Amortization	(97)		(162)	(2)		(261)
Foreign currency translation	(16)		(7)	(1)		(24)
Balance at Dec. 31, 2015	$1,807		$1,186	$849		$3,842
Acquisitions (dispositions)	30		2	—		32
Amortization (b)	(82)		(155)	—		(237)
Foreign currency translation	(38)		(1)	—		(39)
Balance at Dec. 31, 2016	$1,717		$1,032	$849		$3,598

(a)	Includes the reclassification of intangible assets associated with Meriten from Investment Management to the Other segment in 2015.

(b)	Includes $6 million of impairment charges related to the write-down of intangible assets in the Investment Management business, to their respective fair values.

Intangible assets decreased in 2016 compared with 2015 primarily reflecting amortization. Amortization of intangible assets was $237 million in 2016, $261 million in 2015 and $298 million in 2014. In 2016, we recorded $6 million of impairment charges related to the write-down of intangible assets in the Investment Management business, to their respective fair values.

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2016				Dec. 31, 2015
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization: (a)
Customer relationships—Investment Management	$1,439	$(1,136)	$303	12 years	$1,593	$(1,235)	$358
Customer contracts—Investment Services	2,249	(1,590)	659	10 years	2,260	(1,450)	810
Other	37	(33)	4	2 years	40	(31)	9
Total subject to amortization	3,725	(2,759)	966	10 years	3,893	(2,716)	1,177
Not subject to amortization: (b)
Trade name	1,348	N/A	1,348	N/A	1,358	N/A	1,358
Customer relationships	1,284	N/A	1,284	N/A	1,307	N/A	1,307
Total not subject to amortization	2,632	N/A	2,632	N/A	2,665	N/A	2,665
Total intangible assets	$6,357	$(2,759)	$3,598	N/A	$6,558	$(2,716)	$3,842

(a)	Excludes fully amortized intangible assets.

(b)	Intangible assets not subject to amortization have an indefinite life.

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2017	$208
2018	178
2019	108
2020	98
2021	75

Impairment testing

BNY Mellon’s three business segments include eight reporting units for which goodwill impairment testing is performed on an annual basis. The Investment Management segment consists of two reporting units. The Investment Services segment consists of five reporting units. One reporting unit is included in the Other segment.

The goodwill impairment test is performed in two steps. The first step compares the estimated fair value of the reporting unit with the carrying amount, including goodwill. If the estimated fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. However, if the carrying amount of the reporting unit were to exceed its estimated fair value, a second step would be performed that would compare the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss would be recorded to the extent that the carrying amount of goodwill exceeds its implied fair value.

BNY Mellon conducted an annual goodwill impairment test on all eight reporting units in the second quarter of 2016. The estimated fair value of the eight reporting units exceeded the carrying value and no goodwill impairment was recognized.

Intangible assets not subject to amortization are tested for impairment annually or more often if events or circumstances indicate they may be impaired.